Cost of revenues (Details) - Cost of revenues [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue sharing fees and content costs	¥ 2,343,224	¥ 1,133,984	¥ 444,065
Bandwidth costs	570,169	345,913	203,238
Salary and welfare	198,153	131,773	88,456
Depreciation and amortization	145,135	59,817	37,084
Payment handling costs	104,849	55,101	24,955
Business tax and surcharges	27,794	49,233	47,755
Share based compensation	23,963	18,037	9,860
Other costs	166,457	55,291	26,586
Total	¥ 3,579,744	¥ 1,849,149	¥ 881,999